Significant accounting policies (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Apr. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Accounting Policies, Changes in Accounting Estimates And Errors [Abstract]
Gain from reversal of inventory impairment charges	$ (6,752)	$ 0	$ 6,752